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December 28, 2007


Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549


ATTN:  Ms. Patsy Mengiste
       Document Control - EDGAR

       RE:  RiverSource International Managers Series, Inc.
                    RiverSource International Aggressive Growth Fund RiverSource International Equity Fund
                    RiverSource International Select Value Fund
                    RiverSource International Small Cap Fund

            Post-Effective Amendment No. 16
                    File No. 333-64010/811-10427

       Accession Number: 0000950137-07-018826

Dear Ms. Mengiste:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, please accept this letter as certification that the prospectuses and Statement of Additional Information for the above-referenced funds do not differ from that contained in Registrant's Post-Effective Amendment No. 16 (Amendment). This Amendment was filed electronically on December 20, 2007.

If you have any questions regarding this filing, please contact either Anna Butskaya at (612) 671-4993 or me at (612) 671-4321.

Sincerely,


/s/ Christopher O. Petersen
---------------------------
    Christopher O. Petersen
    Vice President and Group Counsel
    Ameriprise Financial, Inc.